Postretirement Plans - Schedule of Allocation of Plan Assets (Details) - Pension - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 48,891	$ 49,825	$ 67,813
Defined benefit plan, plan assets measured at net asset value	15,435	16,255
Estimate of Fair Value Measurement
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	33,056	32,753
Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	5,950	7,054
Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	26,880	25,431
Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	226	268	198
Cash equivalents and other short-term investments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	326	571
Cash equivalents and other short-term investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	326	571
Real estate and real assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets measured at net asset value	3,138	3,525
Private equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets measured at net asset value	4,102	4,239
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets measured at net asset value	2,751	3,391
Cash
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	86	409
Receivables
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	438	541
Payables
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	(124)	(133)
Corporate | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	17,809	15,095
Corporate | Fixed income | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	17,750	15,025
Corporate | Fixed income | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	59	70	53
U.S. government and agencies | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	6,822	7,827
U.S. government and agencies | Fixed income | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	6,822	7,827
U.S. government and agencies | Fixed income | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1
Mortgage backed and asset backed | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	505	664
Mortgage backed and asset backed | Fixed income | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	344	502
Mortgage backed and asset backed | Fixed income | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	161	162	102
Municipal | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	816	843
Municipal | Fixed income | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	816	811
Municipal | Fixed income | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount		32	29
Sovereign | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	720	706
Sovereign | Fixed income | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	720	706
Sovereign | Fixed income | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount			9
Other | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	9	8
Defined benefit plan, plan assets measured at net asset value	1,364	832
Other | Fixed income | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	6	8
Other | Fixed income | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	3
Assets | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	69	36
Assets | Fixed income | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	69	36
Assets | Real estate and real assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount		1
Assets | Real estate and real assets | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount		1
Liabilities | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount		(87)
Liabilities | Fixed income | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount		(87)
Liabilities | Equity securities:
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount		(1)
Liabilities | Equity securities: | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount		(1)
Liabilities | Real estate and real assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount		(8)
Liabilities | Real estate and real assets | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount		(7)
Liabilities | Real estate and real assets | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount		(1)
U.S. common and preferred stock | Equity securities:
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	3,391	2,931
U.S. common and preferred stock | Equity securities: | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	3,391	2,931
Non-U.S. common and preferred stock | Equity securities:
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	2,204	2,023
Non-U.S. common and preferred stock | Equity securities: | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	2,204	2,023
Non-U.S. common and preferred stock | Equity securities: | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount			$ 5
Boeing company stock | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount		1,782
Boeing company stock | Equity securities:
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount		1,782
Boeing company stock | Equity securities: | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount		1,782
Real assets | Real estate and real assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	385	362
Real assets | Real estate and real assets | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	349	310
Real assets | Real estate and real assets | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	33	47
Real assets | Real estate and real assets | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	3	5
Common or collective or pooled funds | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets measured at net asset value	1,378	1,511
Common or collective or pooled funds | Equity securities:
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets measured at net asset value	$ 2,702	$ 2,757